Long Term Debt (6.25% Senior Notes Due 2022) (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Subsequent Event	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Subsequent Event	Jun. 30, 2013 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility	Apr. 25, 2014 Second Lien Term Loan Facility Subsequent Event
Debt Instrument [Line Items]
Interest rate							6.25%
Aggregate principal amounts of debt offered							$ 900,000,000		$ 300,000,000
Proceeds from borrowings	0	25,000,000	435,500,000	44,361,000	82,972,000	882,700,000
Underwriting discounts and commissions	446,000	607,000	12,194,000	1,913,000	9,699,000	17,300,000
Repayments of debt obligations	$ 192,114,000	$ 193,000	$ 160,760,000	$ 10,152,000	$ 7,726,000			$ 8,500,000		$ 301,800,000